Average Annual Total Returns{- Freedom 2040 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2040 Portfolio	VIP Freedom 2040 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2040 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2040 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2040 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2040 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2040 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2040 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2040 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2040 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWFY Past 1 year	IXWFY Past 5 years	IXWFY Past 10 years
Total	17.83%	15.01%	12.67%	17.68%	14.88%	12.56%	17.50%	14.72%	12.39%	28.71%	18.47%	16.55%	16.17%	13.97%	12.32%